Cover	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Crown Equity Holdings, Inc.
Entity Central Index Key	0001103833
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer